ACQUISITIONS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
ACQUISITIONS AND GOODWILL
Schedule of movement of goodwill

	As of December 31,
	2020	2021

Balance at the beginning of the year	1,905,840	2,596,393
Addition during the year	746,015	4,463,504
Measurement period adjustments	(55,462)	16,608
Balance at end of year	2,596,393	7,076,505

Schedule of the identifiable assets acquired and liabilities assumed in the business combination

	2019	2020	2021
	Note (i)(ii)	Note (iii)(iv)(v)	Note (vi)(vii)
Fair value of consideration	423,075	1,660,685	5,230,362
Effective settlement of pre-existing relationships upon consolidation	—	(31,229)	20,000
Other net assets acquired	(255,245)	(547,815)	(256,650)
Identifiable intangible assets	(15,000)	(449,600)	(689,800)
Deferred tax liabilities	1,040	75,120	159,592
Total identifiable net assets	(269,205)	(922,295)	(786,858)
Goodwill	153,870	707,161	4,463,504
Note (i):	Other net assets acquired primarily include property and equipment of RMB493,026, accounts payable of RMB118,486 and finance lease and other financing obligations of RMB174,194.
Note (ii):	Identifiable intangible assets acquired consisted of customer contracts of RMB15,000 with an estimated useful life of 7.8 years.
Note (iii):	Other net assets acquired primarily include property and equipment of RMB2,783,257, accounts payable of RMB1,133,760 and finance lease and other financing obligations of RMB1,362,103.
Note (iv):	Identifiable intangible assets acquired consisted of customer contracts of RMB449,600 with estimated useful lives from 6.5 to 12.1 years.
Note (v):

During the one-year measurement period from the acquisition date, the Company recorded adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill of RMB55,462 in the year ended December 31, 2020 and increase to goodwill of RMB16,608 in the years ended December 31, 2021, respectively. The adjustments were a result of information obtained subsequent to the Company’s initial reporting of provisional amounts in accordance with ASC 805, Business Combinations.

Note (vi):

Other net assets acquired primarily included property and equipment of RMB2,974,715, accounts receivable of RMB224,307, accounts payable of RMB412,380, short-term borrowings of RMB461,494, long-term borrowings of RMB840,000 and finance lease and other financing obligations of RMB1,463,851.

Note (vii):	Identifiable intangible assets acquired consisted of customer contracts of RMB689,800 with estimated useful lives from 5.7 to 7 years.